VELA FUNDS

(the “Trust”)

VELA Small Cap Fund

VELA Large Cap Plus Fund

VELA Income Opportunities Fund

(Each a “fund” and together, the “funds”)

(each a series of VELA Funds)

Supplement dated November 4, 2024 to the Prospectus and Summary Prospectus

each dated January 30, 2024, as supplemented

This Supplement updates and supersedes any contrary information contained in the Prospectus and the Summary Prospectuses

Effective immediately, Brian Hilderbrand no longer serves as a Portfolio Manager of the VELA Small Cap Fund. All references to Brian Hilderbrand in the Prospectus and Summary Prospectus are deleted in their entirety. Additionally, Jason Downey has been added as a Portfolio Manager for the VELA Small Cap Fund and Bobby Murphy has been added as a Portfolio Manager for the VELA Large Cap Plus Fund. Accordingly, effective immediately, the Prospectus and each Summary Prospectus are updated as follows:

VELA Small Cap Fund

The subsection entitled “Portfolio Managers” within the section entitled “Portfolio Management” on page 4 of the Summary Prospectus and the subsection entitled “Portfolio Managers” within the subsection entitled “Portfolio Management” within the section entitled “Fund Summary” on page 5 of the Prospectus are deleted in their entirety and replaced with the following:

The following individuals serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund:

Jeannette Hubbard, CFA

Lead Portfolio Manager

Since inception (September 2020)

Roderick Dillon, CFA

Portfolio Manager

Since inception (September 2020)

Jason Downey, CFA

Portfolio Manager

Since November 2024

VELA Large Cap Plus Fund

The subsection entitled “Portfolio Managers” within the section entitled “Portfolio Management” on page 5 of the Summary Prospectus and the subsection entitled “Portfolio Managers” within the subsection entitled “Portfolio Management” within the section entitled “Fund Summary” on page 11 of the Prospectus are deleted in their entirety and replaced with the following:

The following individuals serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund:

Kyle Schneider, CFA

Lead Portfolio Manager

Since inception (September 2020)

Bobby Murphy, CFA, CPA

Portfolio Manager

Since November 2024

Roderick Dillon, CFA

Portfolio Manager

Since inception (September 2020)

VELA Income Opportunities Fund

The subsection entitled “Portfolio Managers” within the section entitled “Portfolio Management” on page 6 of the Summary Prospectus and the subsection entitled “Portfolio Managers” within the subsection entitled “Portfolio Management” within the section entitled “Fund Summary” on page 23 of the Prospectus are deleted in their entirety and replaced with the following:

The following individuals serve as the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund:

Nick Rinker, CFA

Lead Portfolio Manager

Since inception (March 2022)

Bobby Murphy, CFA, CPA

Portfolio Manager

Since inception (March 2022)

Jason Downey, CFA

Portfolio Manager

Since inception (March 2022)

Shaun Steiger, CFA

Portfolio Manager

Since January 2024

The subsection entitled “Portfolio Managers” within the section entitled “Management of the Funds” beginning on page 38 of the Prospectus, is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager
Small Cap Fund
Jeannette Hubbard, CFA
Roderick Dillon, CFA
Jason Downey, CFA
Large Cap Plus Fund
Kyle Schneider, CFA
Bobby Murphy, CFA
Roderick Dillon, CFA
International Fund

Robert Sharpe
Income Opportunities Fund
Nick Rinker, CFA
Bobby Murphy, CFA
Jason Downey, CFA
Shaun Steiger, CFA
Short Duration Fund
Nick Rinker, CFA

The Portfolio Managers (“PMs”) hold ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions.

Roderick Dillon, CFA

Co-Founder, CEO, CIO & Portfolio Manager

Mr. Dillon is one of the founders of the Adviser and has served as CEO, CIO & Co-Portfolio Manager of the Adviser since November 2019. Early in his career, Mr. Dillon was a Portfolio Manager at Loomis, Sayles & Company. In the 1990s, Mr. Dillon founded Dillon Capital Management, where he served as President and Chief Investment Officer until the company was acquired by Loomis, Sayles & Company, where he returned to work as a Portfolio Manager until 2000. In May 2000, Mr. Dillon founded Diamond Hill Capital Management, where he served as CEO and Portfolio Manager on their Small Cap and Long-Short Strategies. Mr. Dillon retired from Diamond Hill Capital Management in 2018.

Mr. Dillon holds the Chartered Financial Analyst (CFA) designation. He received an MBA from the University of Dayton, as well as a M.A. in Finance and a B.S. in Business Administration from The Ohio State University.

Jeannette Hubbard, CFA

Portfolio Manager & Research Analyst

Ms. Hubbard is a Research Analyst and Lead Portfolio Manager of the Small Cap Strategy. Ms. Hubbard joined the Adviser in 2020. Prior to joining the Adviser, Ms. Hubbard served as a Research Analyst and Assistant Portfolio Manager of the Small-Mid Cap and Mid Cap Strategies at Diamond Hill Capital Management, having joined the firm in 2007. Ms. Hubbard has industry experience since 1996, including positions with ABN/AMRO LaSalle Bank and Avondale Partners.

Ms. Hubbard holds the Chartered Financial Analyst (CFA) designation, a M.A. in International Economic Development Policy from Stanford University, and a B.A. in English from the University of Colorado.

Kyle Schneider, CFA

Portfolio Manager & Research Analyst

Mr. Schneider is a Research Analyst and Lead Portfolio Manager of the Large Cap Plus Strategy. Mr. Schneider joined the Adviser in 2020. Prior to joining the Adviser, Mr. Schneider was a Research Analyst at Diamond Hill Capital Management covering healthcare, having joined the firm in 2011. Mr. Schneider has industry experience since 2007, including various roles at Citigroup.

Mr. Schneider holds the Chartered Financial Analyst (CFA) designation, an MBA from the University of Chicago, where he graduated as a Wallman Scholar with High Honors, and a B.S. in Finance from The Ohio State University.

Robert Sharpe

Portfolio Manager & Research Analyst

Mr. Sharpe is a Research Analyst and Portfolio Manager of the International Strategy. Mr. Sharpe joined the Adviser in 2020. From 2013 to 2018, Mr. Sharpe served as a Partner, Vice President, and Portfolio Manager of the International Value Fund at Heartland Advisors, Inc. and from 2018 to 2020 he was a private investor. Mr. Sharpe has industry experience since 1984, including Capital Group and STRS Ohio, where he held multiple roles with his final position being Portfolio Manager and Director of International Investments.

Mr. Sharpe received a B.A. in Economics from Williams College.

Jason Downey, CFA

Portfolio Manager & Research Analyst

Mr. Downey is a Portfolio Manager of the Income Opportunities Strategy and Small Cap Strategy and a Research Analyst. Prior to joining VELA, he served as Co-Portfolio Manager of the Long-Short Strategy at Diamond Hill Capital Management. Mr. Downey held various positions at Diamond Hill, including Research Analyst, Co-Director of Research, and Sector Leader of the Industrials, Materials, Energy and Transportation Team. Mr. Downey has industry experience since 2002.

Mr. Downey holds the Chartered Financial Analyst (CFA) designation and received a B.A. in Economics and History from Ohio Wesleyan University.

Bobby Murphy, CFA, CPA

Portfolio Manager & Research Analyst, Director of Research

Mr. Murphy is a Portfolio Manager of the Income Opportunities Strategy and Large Cap Plus Strategy and a Research Analyst, in addition to serving as Director of Research. Prior to joining VELA, he served as a Research Analyst at Diamond Hill Capital Management covering the chemicals, paper, and packaging sectors. Mr. Murphy has industry experience since 2007, including positions at Nationwide Insurance and Wachovia Bank.

Mr. Murphy holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations. He received a Master of Accounting from The Ohio State University and a B.S. in Business Administration from University of North Carolina at Chapel Hill.

Nick Rinker, CFA

Portfolio Manager & Research Analyst

Mr. Rinker is Lead Portfolio Manager of the Income Opportunities Strategy, a Portfolio Manager of the Short Duration Fund, and a Research Analyst. Prior to joining VELA, he served as Director of Investments at G2 Capital Management, an investment advisory and wealth management firm. Mr. Rinker has industry experience since 2006, including roles at Stadion Capital, Red Capital Group, American Capital Strategies and Deloitte & Touche LLP.

Mr. Rinker holds the Chartered Financial Analyst (CFA) designation. He received a B.S.B.A. in Accounting (Finance concentration) with a minor in Mathematics from the University of Richmond.

Shaun Steiger, CFA

Portfolio Manager & Research Analyst, Options Specialist

Mr. Steiger is a Portfolio Manager of the Income Opportunities Strategy and a Research Analyst. Prior to joining VELA, he was a Trade Desk Associate at Diamond Hill Capital Management. Mr. Steiger also has experience as a Senior Equity Analyst with J.P. Morgan Chase Bank, and as a Property Accountant with Washington Prime Group.

Mr. Steiger holds the Chartered Financial Analyst (CFA) designation and received a B.S. in Business Administration, Finance from The Ohio State University.

The Statement of Additional Information provides more information about the PMs’ compensation, other accounts managed by the PMs and their ownership of shares of the funds.

* * * * *

This supplement provides new information beyond that contained in the Prospectus and the Summary Prospectuses each dated January 30, 2024, as supplemented, and should be read in conjunction with those documents. The Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.

VELA FUNDS

(the “Trust”)

Supplement dated November 4, 2024

to the Statement of Additional Information (“SAI”)

dated January 30, 2023, as supplemented

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective immediately, Brian Hilderbrand no longer serves a Portfolio Manager of the VELA Small Cap Fund. Accordingly, effective immediately:

All references to Brian Hilderbrand in the SAI are deleted in their entirety.

The second sentence in the subsection entitled “Portfolio Manager Holdings” within the section entitled “Investment Advisory and Other Services” on page 29 of the SAI is deleted and replaced with the following:

“Except as noted below, the following table indicates for each Fund the dollar range of shares beneficially owned by each Fund’s portfolio manager as of September 30, 2023.”

The table in the subsection entitled “Portfolio Manager Holdings” within the section entitled “Investment Advisory and Other Services” on page 29 of the SAI is deleted and replaced with the following:

Dollar Range of Shares in the Fund
Fund	Portfolio Manager	None	$1 –$10,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
VELA Small Cap Fund	Roderick Dillon						X
	Jeannette Hubbard*				X
	Jason Downey**				X
VELA Large Cap Plus Fund	Roderick Dillon						X
	Bobby Murphy***		X
	Kyle Schneider				X
VELA International Fund	Robert Sharpe				X
VELA Income Opportunities Fund	Jason Downey				X
	Bobby Murphy			X
	Nick Rinker				X
	Shaun Steiger	X
VELA Short Duration****

* Ms. Hubbard has ownership interests in two other accounts with a combined value totaling $1 million. These two other accounts implement the same investment strategy as the VELA Small Cap Fund; therefore, together with Ms. Hubbard’s ownership in the VELA Small Cap Fund, Ms. Hubbard has over $1.5 million invested in small cap investment strategies.

** Mr. Downey became a portfolio manager of the VELA Small Cap Fund in November 2024. Accordingly, the information provided with respect to the dollar range of shares beneficially owned by Mr. Downey in the VELA Small Cap Fund is as of November 1, 2024.

*** Mr. Murphy became a portfolio manager of the VELA Large Cap Plus Fund in November 2024. Accordingly, the information provided with respect to the dollar range of shares beneficially owned by Mr. Murphy in the VELA Large Cap Plus Fund is as of November 1, 2024.

**** As of December 12, 2023, the commencement date of the Short Duration Fund, no portfolio manager that retains investment decision-making authority over the Fund’s management beneficially owns shares of the Fund.

* * * * *

This supplement provides new information beyond that contained in the SAI and should be read in conjunction with the SAI. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Please retain this supplement for future reference.